Operating Leases - Schedule of Operating Lease Liability, Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Liability, Payments, Due prior year	$ 0.0	$ 17.0
Liability, Payments, Next twelve months	15.4	17.0
Liability, Payments, Due year two	15.2	16.5
Liability, Payments, Due year three	14.9	16.1
Liability, Payments, Due year four	14.1	15.3
Liability, Payments, Due year five	12.6	13.8
Liability, Payments, Due after year five	47.2	48.0
Total minimum lease payments	119.4	143.7
Less imputed interest	(23.9)	(28.5)
Operating lease liabilities	$ 95.5	$ 115.2